Financial Instruments - Schedule of Estimating an Increase or Decrease Profit or Loss (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$)
Schedule of Increase or Decrease Profit or Loss [Line Items]
Short-term investments—101% of CDI	R$ 8,339
Exposure to CDI—Assets	8,339
Related parties—100% of CDI	(9,867)
Debentures—100% of CDI	(51,197)
Exposure to CDI—Liabilities	(61,064)
Net exposure	(52,725)
Scenario I (Probable) [Member]
Schedule of Increase or Decrease Profit or Loss [Line Items]
Potential net effect on profit or loss	R$ 1,264	[1]
Assets	9.34%	[1]
Short-term investments—101% of CDI	R$ (202)	[1]
Exposure to CDI—Assets	R$ (202)	[1]
Liability	9.25%	[1]
Related parties—100% of CDI	R$ 237	[1]
Debentures—100% of CDI	1,229	[1]
Exposure to CDI—Liabilities	1,466	[1]
Net exposure	1,264	[1]
Scenario II +/- 25% [Member]
Schedule of Increase or Decrease Profit or Loss [Line Items]
Potential net effect on profit or loss	R$ 47
Assets	11.68%
Short-term investments—101% of CDI	R$ (7)
Exposure to CDI—Assets	R$ (7)
Liability	11.56%
Related parties—100% of CDI	R$ 9
Debentures—100% of CDI	45
Exposure to CDI—Liabilities	54
Net exposure	47
Scenario III +/- 50% [Member]
Schedule of Increase or Decrease Profit or Loss [Line Items]
Potential net effect on profit or loss	R$ (1,172)
Assets	14.01%
Short-term investments—101% of CDI	R$ 187
Exposure to CDI—Assets	R$ 187
Liability	13.88%
Related parties—100% of CDI	R$ (220)
Debentures—100% of CDI	(1,139)
Exposure to CDI—Liabilities	(1,359)
Net exposure	R$ (1,172)
Exposure Spot rates [Member]
Schedule of Increase or Decrease Profit or Loss [Line Items]
Assets	11.77%	[2]
Liability	11.65%	[2]

[1]	Based on the projected forecast, as of December 31, 2023, as published by the Central Bank of Brazil.
[2]	Based on spot rate, as of the date of this financial statements, as published by the Central Bank of Brazil.